SANFORD C. BERNSTEIN FUND, INC.

-International Portfolio

-Tax-Managed International Portfolio

Supplement dated October 25, 2012 to the Prospectus dated January 31, 2012 of the Sanford C. Bernstein Fund, Inc.

On October 25, 2012, the Board of Directors of the Sanford C. Bernstein Fund, Inc. (the "Fund") approved modifications to certain of the non-fundamental investment policies (those policies that may be changed without a shareholder vote) of the International and Tax-Managed International Portfolios of the Fund (the "Portfolios") in order to give the Portfolios greater flexibility in implementing their investment strategies. The changes to each Portfolio's investment policies are expected to take effect on or about February 1, 2013. There are no changes to either Portfolio's investment objective.

The Portfolios seek to provide long-term capital growth by investing primarily in equity securities of issuers in countries that make up the MSCI EAFE Index (Europe, Australasia and the Far East) and Canada. AllianceBernstein L.P., the Portfolios' investment manager (the "Manager"), diversifies the Portfolios among many foreign countries, but not necessarily in the same proportion that the countries are represented in the MSCI EAFE Index. Under normal circumstances, the Manager will invest in companies in at least three countries (and normally substantially more) other than the United States. The Portfolios also invest in less developed or emerging equity markets. There are no changes to the investment policies described above or the Portfolios' principal risks.

Since 2003, each Portfolio has had a non-fundamental investment policy stating that normally, approximately 50% of the value of the Portfolio will consist of international value stocks and 50% will consist of international growth stocks. Historically, the Manager has rebalanced the Portfolios as necessary to maintain these targeted allocations within certain ranges. Under the recently approved changes, the investment policies requiring specified allocations to the value and growth disciplines, and the related references to rebalancing to maintain these allocations, will be eliminated to permit the Portfolios to pursue investment opportunities across multiple research strategies. Following the implementation of the change, the Portfolios may own stocks from the Manager's bottom-up fundamental research in value, growth, stability and other strategies.

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS

-AllianceBernstein International Portfolio

-AllianceBernstein Tax-Managed International Portfolio

Supplement dated October 25, 2012 to the AllianceBernstein Blended Style Funds Prospectus, offering Class A, Class B and Class C shares of AllianceBernstein International Portfolio and AllianceBernstein Tax-Managed International Portfolio (the "Portfolios"), dated January 31, 2012.

On October 25, 2012, the Board of Directors of the Portfolios approved modifications to certain of the non-fundamental investment policies (those policies that may be changed without a shareholder vote) of the Portfolios in order to give the Portfolios greater flexibility in implementing their investment strategies. The changes to each Portfolio's investment policies are expected to take effect on or about February 1, 2013. There are no changes to either Portfolio's investment objective.

The Portfolios seek to provide long-term capital growth by investing primarily in equity securities of issuers in countries that make up the MSCI EAFE Index (Europe, Australasia and the Far East) and Canada. AllianceBernstein L.P., the Portfolios' investment adviser (the "Adviser"), diversifies the Portfolios among many foreign countries, but not necessarily in the same proportion that the countries are represented in the MSCI EAFE Index. Under normal circumstances, the Adviser will invest in companies in at least three countries (and normally substantially more) other than the United States. The Portfolios also invest in less developed or emerging equity markets. There are no changes to the investment policies described above or the Portfolios' principal risks.

Since 2003, each Portfolio has had a non-fundamental investment policy stating that normally, approximately 50% of the value of the Portfolio will consist of international value stocks and 50% will consist of international growth stocks. Historically, the Adviser has rebalanced the Portfolios as necessary to maintain these targeted allocations within certain ranges. Under the recently approved changes, the investment policies requiring specified allocations to the value and growth disciplines, and the related references to rebalancing to maintain these allocations, will be eliminated to permit the Portfolios to pursue investment opportunities across multiple research strategies. Following the implementation of the change, the Portfolios may own stocks from the Adviser's bottom-up fundamental research in value, growth, stability and other strategies.